Revenue - Summary of Revenue from Contracts with Customers and Geographical Location (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 17,207,362	$ 22,852,263	$ 42,997,089
Egypt
Revenue
Revenue	13,545,819	20,970,829	39,734,817
KSA
Revenue
Revenue	3,600,308	1,881,434	3,262,272
UAE
Revenue
Revenue	61,235
Business to business - SaaS
Revenue
Revenue	12,975,199	16,636,471	29,398,523
Business to customers
Revenue
Revenue	$ 4,232,163	$ 6,215,792	$ 13,598,566